PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Sep. 30, 2023
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 4 – PROPERTY, PLANT AND EQUIPMENT, NET

As of September 30, 2022 and 2023, property, plant and equipment, net consisted of the following:

	As of September 30,
	2022	2023
Fixture, Furniture and Equipment	$13,207	$20,662
Motor vehicles	-	-
Total property plant and equipment, at cost	13,207	20,662
Less: accumulated depreciation	(3,533)	(7,388)
Total property, plant and equipment, net	$9,674	$13,274

Depreciation expenses for the years ended September 30, 2021, 2022 and 2023 were $772, $1,377 and $3,855, respectively.

For the year ended September 30, 2022, the Company sold a motor vehicle to a third-party customer. On the date of the transaction, the original cost and accumulated depreciation of the motor vehicle were $20,513. There was no gain or loss recognized on disposal of property and equipment.